DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
NOTE 11	DISCONTINUED OPERATIONS

Discontinued operations include Holloway Mining Company, which owned the Holt-McDermott property (“Holt property”) that was sold to St. Andrew Goldfields Ltd. (“St. Andrew”) in 2006. In 2009, the Superior Court issued a decision finding Newmont Canada Corporation (“Newmont Canada”) liable for a sliding scale royalty on production from the Holt property, which was upheld in 2011 by the Ontario Court of Appeal. The Company records adjustments based on short and long term gold price assumptions and resource estimates published by St. Andrew.

For the years ended 2013, 2012 and 2011 the Company recorded a benefit of $61 and charges of $76 and $136, net of tax expense of $28 and benefits of $4 and $7, respectively.

Net cash used in discontinued operations was $18, $16 and $7 for the year ended 2013, 2012 and 2011, respectively. Discontinued operations in 2013 and 2012 relate to payments on the Holt property royalty.